STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Values-Focused Large Cap Enhanced Index Fund

(formerly, Steward Large Cap Enhanced Index Fund)

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

(formerly, Steward Small-Mid Cap Enhanced Index Fund)

(the “Funds”)

Supplement dated May 31, 2022 to the Currently Effective Prospectus and Statement of Additional Information dated October 29, 2021

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated October 29, 2021.

A.

Effective immediately, for Steward Global Equity Income Fund, Rob Botard is added as a co-portfolio manager and Ryan Caylor is deleted as a co-portfolio manager. Mr. Botard is a Portfolio Manager and Managing Director of Crossmark Global Investments, Inc. (“Crossmark”), the Funds’ investment adviser.

John Wolf and Brent Lium continue to serve as co-portfolio managers for Steward Global Equity Income Fund. Day-to-day management of Steward Global Equity Income Fund is carried out by Messrs. Wolf, Lium, and Botard. Mr. Wolf will be retiring on December 31, 2022. The day-to-day management of Steward Global Equity Income Fund will then be carried out by Messrs. Lium and Botard.

Mr. Botard has more than 30 years of investment management experience. Prior to joining Crossmark, he served as a portfolio manager at Invesco Ltd. focusing primarily on dividend value investment strategies. He also had roles in quantitative and equity analysis and as a derivatives trader at Invesco. Rob holds a B.B.A. in Finance and International Business from the University of Texas at Austin and a Master of International Management from Thunderbird, The American Graduate School of International Management. He is also a CFA® charterholder.

B.	Effective immediately, the following replaces the existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Fund	Portfolio Managers	Dollar Range of Equity Securities in Fund Beneficially Owned[1]
Steward Global Equity Income Fund	John Wolf	Over $100,000
	Brent Lium	$10,001 - $50,000
	Rob Botard	$0

[1]	Information provided as of April 30, 2022.

C.	Effective immediately, the following is added to existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
Rob Botard[1]	0	$0	0	$0	$0

[1]	Information provided as of April 30, 2022.

D.	Effective immediately, the following replaces existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers

Michael L. Kern, III, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	President and Treasurer	Since 2016	President, CEO and Treasurer, Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO and Treasurer, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); Chief Compliance Officer, Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - 2018)	Stratford Cambridge Group Investments – Advisory Board (2011 - 2017); Foundation Capital Resources (2015- Present); GSV Fund Management Company (2020 - Present)

Robert C. Doll, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1954	Executive Vice President	Since 2021	Chief Investment Officer, Crossmark Global Investments, Inc. (2021 - Present); Chief Equity Strategist and Senior Portfolio Manager, Nuveen (November 2012 - March 2021)	N/A

John R. Wolf 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	Since 2004	Managing Director, Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments, Crossmark Global Investments, Inc. (1996 - 2019)	N/A

Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (February 2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - February 2021); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Rob Botard, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1970	Executive Vice President	Since 2022	Managing Director and Portfolio Manager, Crossmark Global Investments, Inc. (April 2022 - Present); Portfolio Manager, Invesco Ltd. (April 2011- April 2022)	N/A

Victoria Fernandez, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments, Crossmark Global Investments, Inc. (2012 - 2018)	N/A

Name, Address, Age	Positions Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Head of Trading & Investment Operations (2021 - Present); Managing Director, Crossmark Global Investments, Inc, (2017 - 2021); Senior Vice President, Crossmark Global Investments, Inc. (2015 - 2017)	N/A

Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019); Associate, Tudor, Pickering, Holt & Co. (2013 - 2016)	N/A

Heather Lindsey 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2022	Managing Director – Head of Distribution, Crossmark Global Investments, Inc. (August 2021 - Present); Senior Vice President- Head of Strategic Accounts, Invesco Ltd. (March 2018 - March 2020), Senior Director- Retirement & Insurance Platforms, Invesco Ltd. (April 2008 - February 2018).	N/A

Patrick N. Garboden 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1957	Executive Vice President and Liquidity Risk Management Program Administrator	Since 2018	Senior Portfolio Manager, Crossmark Global Investments, Inc. (October 2008 - Present)	N/A

Jim A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present)	N/A

Jessica Gunter 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1987	Assistant Secretary and Assistant Treasurer	Since 2020	Senior Compliance Officer and Associate General Counsel, Crossmark Global Investments, Inc. (2020 - Present); Teacher, St. Laurence Catholic School (2015 - 2020)	N/A

Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021	Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (October 2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020); Senior Compliance Associate, Crossmark Global Investments, Inc. (April 2013 - October 2018)	N/A

[1]

Steward Funds, Inc. officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Please retain this Supplement for future reference.

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